Capital Commitments - Capital expenditures (Details) £ in Thousands	Mar. 31, 2022 GBP (£)
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 8,340
Leasehold improvements
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	35
Assets under construction
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	78
Plant & equipment
Disclosure of attribution of expenses by nature to their function [line items]
Commitments	£ 8,227